IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017
Assets
Cash and non-interest-bearing deposits with banks	$ 4,178	$ 4,088	$ 4,380	$ 5,112	$ 3,301	$ 3,440
Interest-bearing deposits with banks	10,229		13,311
Securities	121,547		101,664
Cash collateral on securities borrowed	5,279		5,488
Securities purchased under resale agreements	48,806		43,450
Loans
Residential mortgages	207,396		207,749
Personal	43,113		43,058
Credit card	12,645		12,673
Business and government	121,815		109,555
Allowance for credit losses	(1,751)	(1,715)	(1,639)	(1,619)
Derivative instruments	22,103		21,431
Customers' liability under acceptances	9,727		10,265
Other assets	29,022
Total assets	634,109		597,099
Liabilities
Deposits	477,540		461,015
Obligations related to securities sold short	14,188		13,782
Cash collateral on securities lent	1,888		2,731
Obligations related to securities sold under repurchase agreements	49,508		30,840
Derivative instruments	22,839		20,973
Acceptances	9,745		10,296
Other liabilities	17,017
Subordinated indebtedness	4,171		4,080
Equity	37,213	$ 36,083	35,116	$ 33,546
Total liabilities and equities	634,109		597,099
Less than 1 month [member]
Assets
Cash and non-interest-bearing deposits with banks	4,178
Interest-bearing deposits with banks	10,229
Securities	3,812
Cash collateral on securities borrowed	5,279
Securities purchased under resale agreements	26,457
Loans
Residential mortgages	2,813
Personal	561
Credit card	266
Business and government	14,166
Derivative instruments	1,542
Customers' liability under acceptances	8,874
Total assets	78,177		71,919
Liabilities
Deposits	26,488
Obligations related to securities sold short	14,188
Cash collateral on securities lent	1,888
Obligations related to securities sold under repurchase agreements	47,027
Derivative instruments	1,400
Acceptances	8,892
Total liabilities and equities	99,883		78,258
Later than one months and not later than three months [member]
Assets
Securities	3,199
Securities purchased under resale agreements	15,231
Loans
Residential mortgages	6,814
Personal	623
Credit card	531
Business and government	3,970
Derivative instruments	1,897
Customers' liability under acceptances	784
Total assets	33,049		28,094
Liabilities
Deposits	30,142
Obligations related to securities sold under repurchase agreements	2,315
Derivative instruments	1,967
Acceptances	784
Total liabilities and equities	35,208		33,933
3 - 6 months [member]
Assets
Securities	2,681
Securities purchased under resale agreements	4,189
Loans
Residential mortgages	10,961
Personal	787
Credit card	797
Business and government	3,930
Derivative instruments	1,350
Customers' liability under acceptances	67
Total assets	24,762		22,273
Liabilities
Deposits	40,371
Obligations related to securities sold under repurchase agreements	161
Derivative instruments	1,609
Acceptances	67
Total liabilities and equities	42,208		36,399
6 - 9 months [Member]
Assets
Securities	2,234
Securities purchased under resale agreements	826
Loans
Residential mortgages	10,456
Personal	945
Credit card	796
Business and government	4,583
Derivative instruments	2,180
Customers' liability under acceptances	2
Total assets	22,022		28,495
Liabilities
Deposits	33,914
Obligations related to securities sold under repurchase agreements	5
Derivative instruments	1,681
Acceptances	2
Total liabilities and equities	35,602		32,776
9 - 12 months [Member]
Assets
Securities	3,577
Securities purchased under resale agreements	102
Loans
Residential mortgages	11,465
Personal	1,216
Credit card	797
Business and government	4,624
Derivative instruments	932
Total assets	22,713		19,833
Liabilities
Deposits	26,055
Derivative instruments	1,045
Total liabilities and equities	27,100		27,726
1 - 2 years [member]
Assets
Securities	8,901
Securities purchased under resale agreements	2,001
Loans
Residential mortgages	52,362
Personal	208
Credit card	3,186
Business and government	17,580
Derivative instruments	2,241
Total assets	86,479		83,405
Liabilities
Deposits	25,999
Derivative instruments	2,893
Total liabilities and equities	28,892		29,779
2 - 5 years [member]
Assets
Securities	39,037
Loans
Residential mortgages	103,466
Personal	1,985
Credit card	6,272
Business and government	39,579
Derivative instruments	4,409
Total assets	194,748		187,178
Liabilities
Deposits	50,986
Derivative instruments	3,841
Total liabilities and equities	54,827		56,793
Over five year [member]
Assets
Securities	29,421
Loans
Residential mortgages	8,620
Personal	2,494
Business and government	14,441
Derivative instruments	7,552
Total assets	62,528		53,821
Liabilities
Deposits	9,234
Derivative instruments	8,403
Subordinated indebtedness	4,171
Total liabilities and equities	21,808		19,607
No specific maturity [member]
Assets
Securities	28,685
Loans
Residential mortgages	439
Personal	34,294
Business and government	18,942
Allowance for credit losses	(1,751)
Other assets	29,022
Total assets	109,631		102,081
Liabilities
Deposits	234,351
Other liabilities	17,017
Equity	37,213
Total liabilities and equities	$ 288,581		$ 281,828